Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Central Index Key	0000739594
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jun. 28, 2012
Prospectus Date	Apr. 30, 2012